UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 29.81%

AGRICULTURAL & FARM MACHINERY — 4.56%
AGCO Corp.	13,633	$990,028
CNH Industrial NV	205,409	3,019,512
Deere & Co.	66,125	11,004,523

		15,014,063
AGRICULTURAL PRODUCTS — 2.79%
Archer-Daniels-Midland Co.	108,919	4,678,071
Bunge Ltd.	27,382	2,174,952
Fresh Del Monte Produce Inc.	6,685	316,268
Ingredion Inc.	13,997	2,010,529

		9,179,820
ALUMINUM — 0.06%
Aluminum Corp. of China Ltd.[a]	7,041	118,781
Constellium NV Class Aa	6,002	77,126

		195,907
COAL & CONSUMABLE FUELS — 0.00%
Cameco Corp.	897	8,253
NexGen Energy Ltd.[a]	664	1,527

		9,780
COPPER — 0.41%
Freeport-McMoRan Inc.[a]	67,419	1,314,671
Nevsun Resources Ltd.[b]	15,109	30,973
Taseko Mines Ltd.[a]	9,747	17,447

		1,363,091
DIVERSIFIED METALS & MINING — 3.53%
BHP Billiton Ltd. ADR	83,404	4,088,464
BHP Billiton PLC	54,891	2,443,747
Ferroglobe PLC	3,655	52,851
HudBay Minerals Inc.[b]	13,557	116,590
Nexa Resources SAa	1,647	34,093
Northern Dynasty Minerals Ltd.[a,b]	15,810	15,652
Rio Tinto PLC ADR	62,176	3,488,695
Teck Resources Ltd. Class B	26,390	766,630
Turquoise Hill Resources Ltd.[a]	51,311	155,472
Vedanta Ltd. ADR	21,737	465,607

		11,627,801

Security	Shares	Value
FERTILIZERS & AGRICULTURAL CHEMICALS — 7.55%
CF Industries Holdings Inc.	45,901	$1,948,039
FMC Corp.	26,422	2,413,121
Israel Chemicals Ltd.[a]	100,379	424,603
Monsanto Co.	86,453	10,529,975
Mosaic Co. (The)	69,075	1,885,748
Nutrien Ltd.[a]	126,763	6,634,775
Sociedad Quimica y Minera de Chile SA ADR	18,241	1,028,428

		24,864,689
FOREST PRODUCTS — 0.17%
Deltic Timber Corp.	2,220	209,834
Norbord Inc.	9,008	343,385

		553,219
GOLD — 3.15%
Agnico Eagle Mines Ltd.[b]	18,768	887,351
Alamos Gold Inc. Class A	31,430	187,952
AngloGold Ashanti Ltd.	32,969	371,890
B2Gold Corp.[a]	79,150	239,033
Barrick Gold Corp.	94,214	1,354,797
Cia. de Minas Buenaventura SAA ADR	16,217	250,228
Eldorado Gold Corp.	64,028	83,236
Franco-Nevada Corp.	15,002	1,146,003
Gold Fields Ltd.	61,736	264,230
Goldcorp Inc.[b]	70,049	1,003,102
Harmony Gold Mining Co. Ltd.	30,470	53,932
IAMGOLD Corp.[a]	37,574	220,935
Kinross Gold Corp.[a]	100,736	436,187
Kirkland Lake Gold Ltd.	15,054	227,165
New Gold Inc.[a]	46,776	141,731
Newmont Mining Corp.	43,084	1,745,333
NovaGold Resources Inc.[a]	17,654	65,673
Osisko Gold Royalties Ltd.[b]	10,003	112,434
Pretium Resources Inc.[a]	12,371	86,102
Randgold Resources Ltd. ADR	7,563	765,073
Sandstorm Gold Ltd.[a]	14,708	77,217
Seabridge Gold Inc.[a]	3,568	42,459
Sibanye-Stillwater	35,076	165,208
SSR Mining Inc.[a,b]	9,663	83,585
Tahoe Resources Inc.	25,222	110,725
Yamana Gold Inc.	76,632	263,614

		10,385,195

1

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2018

Security	Shares	Value
INTEGRATED OIL & GAS — 1.11%
BP PLC ADR	8,197	$350,750
Cenovus Energy Inc.	2,535	24,209
Chevron Corp.	4,729	592,780
China Petroleum & Chemical Corp.	633	54,976
Ecopetrol SA ADR[b]	585	11,039
Eni SpA	3,178	115,107
Exxon Mobil Corp.	10,552	921,190
Imperial Oil Ltd.	624	19,619
Occidental Petroleum Corp.	1,910	143,193
PetroChina Co. Ltd.	524	41,407
Petroleo Brasileiro SA ADR[a]	3,703	49,472
Royal Dutch Shell PLC Class A ADR	5,659	397,488
Royal Dutch Shell PLC Class B ADR	4,667	335,697
Statoil ASA	2,711	63,546
Suncor Energy Inc.	4,124	149,495
Total SA ADR	6,291	365,255
YPF SA ADR	482	11,640

		3,646,863
OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	1,119	6,602
Helmerich & Payne Inc.	277	19,952
Nabors Industries Ltd.	812	6,366
Noble Corp. PLC[a]	627	2,941
Ocean Rig UDW Inc. Class Aa	20	538
Precision Drilling Corp.[a]	754	2,737
Rowan Companies PLC Class Aa	289	4,254
Transocean Ltd.[a]	1,006	10,855

		54,245
OIL & GAS EQUIPMENT & SERVICES — 0.15%
Baker Hughes a GE Co.	1,017	32,697
Core Laboratories NV	103	11,773
Frank’s International NV	159	1,100
Halliburton Co.	2,070	111,159
McDermott International Inc.[a]	675	5,927
National Oilwell Varco Inc.	899	32,975
Schlumberger Ltd.	3,293	242,299
TechnipFMC PLC	1,040	33,758
Tenaris SA ADR	557	19,495
Weatherford International PLC[a,b]	2,353	9,271

		500,454

Security	Shares	Value
OIL & GAS EXPLORATION & PRODUCTION — 0.37%
Advantage Oil & Gas Ltd.[a]	528	$1,690
Anadarko Petroleum Corp.	1,411	84,731
Antero Resources Corp.[a]	552	10,725
Apache Corp.	981	44,017
Baytex Energy Corp.[a]	667	2,028
Cabot Oil & Gas Corp.	1,195	31,488
Canadian Natural Resources Ltd.	2,797	95,518
Cimarex Energy Co.	247	27,713
CNOOC Ltd.	416	65,395
Concho Resources Inc.[a]	385	60,614
ConocoPhillips	3,095	182,017
Continental Resources Inc./OKa,b	225	12,494
Crescent Point Energy Corp.	1,408	11,109
Devon Energy Corp.	1,359	56,222
Diamondback Energy Inc.[a]	254	31,877
Encana Corp.	2,512	31,099
Enerplus Corp.	624	7,089
EOG Resources Inc.	1,497	172,155
EQT Corp.	630	34,203
Geopark Ltd.[a]	78	768
Hess Corp.	697	35,205
Kosmos Energy Ltd.[a,b]	697	4,816
Marathon Oil Corp.	2,192	39,872
Newfield Exploration Co.[a]	515	16,305
Noble Energy Inc.	1,253	38,242
Obsidian Energy Ltd.[a]	1,743	1,813
Pioneer Natural Resources Co.[b]	439	80,297
Range Resources Corp.	585	8,336
Ultra Petroleum Corp.[a]	508	3,546
Vermilion Energy Inc.	317	11,983

		1,203,367
OIL & GAS REFINING & MARKETING — 0.11%
Andeavor	349	37,748
Cosan Ltd.	412	4,721
HollyFrontier Corp.	431	20,671
Marathon Petroleum Corp.	1,190	82,431
Phillips 66	1,049	107,418
Valero Energy Corp.	1,068	102,496

		355,485

2

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2018

Security	Shares	Value
OIL & GAS STORAGE & TRANSPORTATION — 0.18%
Cheniere Energy Inc.[a]	482	$27,262
DHT Holdings Inc.	238	824
Enbridge Inc.	4,013	146,996
Euronav SAa	311	2,612
Frontline Ltd./Bermuda	219	1,007
GasLog Ltd.	109	2,202
Gener8 Maritime Inc.[a]	195	1,145
Golar LNG Ltd.[b]	228	6,222
International Seaways Inc.[a]	70	1,168
Kinder Morgan Inc./DE	4,552	81,845
Navigator Holdings Ltd.[a]	76	935
ONEOK Inc.	906	53,327
Pembina Pipeline Corp.	1,194	40,727
Plains GP Holdings LP Class A	366	7,789
Scorpio Tankers Inc.	517	1,375
Ship Finance International Ltd.	151	2,310
Targa Resources Corp.	512	24,576
Teekay Corp.	124	1,012
TransCanada Corp.	2,081	95,809
Ultrapar Participacoes SA ADR	1,030	26,368
Williams Companies Inc. (The)	1,963	61,619

		587,130
PAPER PACKAGING — 2.67%
International Paper Co.	84,404	5,305,636
WestRock Co.	52,048	3,467,958

		8,773,594
PAPER PRODUCTS — 0.43%
Fibria Celulose SA ADR	46,428	798,562
KapStone Paper and Packaging Corp.	17,838	617,908

		1,416,470
SILVER — 0.36%
First Majestic Silver Corp.[a,b]	13,236	81,004
Fortuna Silver Mines Inc.[a]	12,755	61,224
MAG Silver Corp.[a]	5,934	63,613
Pan American Silver Corp.	12,270	201,473
Wheaton Precious Metals Corp.[b]	35,402	764,329

		1,171,643

Security	Shares or Principal	Value
SPECIALIZED REITS — 2.19%
CatchMark Timber Trust Inc. Class A	8,862	$116,713
Potlatch Corp.	8,300	439,070
Rayonier Inc.	26,356	855,516
Weyerhaeuser Co.	154,304	5,792,572

		7,203,871

TOTAL COMMON STOCKS
(Cost: $86,065,789)		98,106,687

PREFERRED STOCKS — 0.02%

INTEGRATED OIL & GAS — 0.02%
Petroleo Brasileiro SA ADR, Preference Shares[a]	5,223	64,713

		64,713

TOTAL PREFERRED STOCKS
(Cost: $49,338)		64,713

SHORT-TERM INVESTMENTS — 71.21%

CERTIFICATES OF DEPOSIT — 4.10%
Canadian Imperial Bank of Commerce (1 mo. LIBOR US + 0.260%)
1.51%, 11/13/18[c]	$4,500,000	4,501,301
Norinchukin Bank/New York (1 mo. LIBOR US + 0.190%)
1.43%, 05/29/18[c]	6,000,000	6,001,602
Sumitomo Mitsui Trust Bank Ltd./New York (1 mo. LIBOR US + 0.220%)
1.52%, 06/21/18[c]	3,000,000	3,000,186

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $13,500,000)		13,503,089

COMMERCIAL PAPER[d] — 52.73%
ABN AMRO Funding USA LLC 1.71%, 04/02/18	8,000,000	7,977,457
ASB Finance Ltd. (1 mo. LIBOR US + 0.230%)
1.47%, 09/21/18[c,e]	4,000,000	3,999,960
Bank Nederlandse Gemeenten NV 1.55%, 02/09/18	3,800,000	3,798,580
Canadian Imperial Bank of Commerce (1 mo. LIBOR US + 0.190%)
1.76%, 08/22/18[c,e]	4,000,000	3,999,544

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2018

Security	Principal	Value
CARNIVAL Corp. 1.77%, 03/06/18	$8,000,000	$7,986,135
Centerpoint Energy Inc. 1.71%, 03/05/18	4,000,000	3,993,286
Charta LLC 1.76%, 03/22/18	2,400,000	2,394,543
Cisco Systems Inc. 1.50%, 02/06/18	1,700,000	1,699,608
Coca-Cola Co. (The) 1.37%, 04/11/18	3,000,000	2,990,707
Danske Corp. 1.72%, 04/16/18	5,400,000	5,381,100
DBS Bank Ltd. 1.57%, 03/19/18	4,000,000	3,991,488
Electricite de France SA 1.66%, 02/28/18	6,000,000	5,991,553
1.74%, 02/26/18	8,000,000	7,989,600
Eni Finance USA Inc. 1.75%, 02/26/18	8,000,000	7,989,750
Entergy Corp. 1.95%, 02/05/18	5,300,000	5,298,622
Erste Abwicklungsanstalt 1.71%, 04/09/18	5,000,000	4,983,973
1.71%, 04/10/18	4,500,000	4,485,338
Ford Motor Credit Co. LLC 1.92%, 04/02/18	4,000,000	3,987,976
General Electric Co. 1.68%, 03/29/18	6,800,000	6,782,580
Hyundai Capital America 2.04%, 03/26/18	8,500,000	8,475,826
Macquarie Bank Ltd. 1.61%, 03/02/18	3,500,000	3,495,392
Mizuho Bank Ltd. 1.73%, 04/09/18	8,000,000	7,975,263
Mondelez International Inc. 1.78%, 02/12/18	8,500,000	8,495,095
National Australia Bank Ltd. (3 mo. LIBOR US + 0.140%)
1.30%, 04/05/18[c,e]	4,000,000	4,001,964
Nieuw Amsterdam Receivables Corp. 1.53%, 02/23/18	1,000,000	999,011
1.75%, 04/26/18	5,000,000	4,978,833
Old Line Funding LLC 1.74%, 04/12/18	6,000,000	5,979,635
Rogers Communications Inc. 1.82%, 02/05/18	6,000,000	5,998,593
Sheffield Receivables Co. LLC 1.53%, 02/12/18	5,000,000	4,997,495
Time Warner Inc. 1.89%, 04/02/18	7,000,000	6,978,067
Versailles CDS LLC 1.50%, 02/07/18	7,000,000	6,997,999
Walgreens Boots Alliance Inc. 2.06%, 05/07/18	5,000,000	4,973,227
White Plains Capital 1.76%, 03/13/18	3,500,000	3,492,554

TOTAL COMMERCIAL PAPER
(Cost: $173,564,821)		173,560,754

Security	Shares or Principal	Value
MONEY MARKET FUNDS — 8.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	1,304,856	$1,305,117
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	27,545,152	27,545,152

		28,850,269

U.S. GOVERNMENT OBLIGATIONS[d] — 5.61%
U.S. Treasury Bill
1.27%, 02/01/18	$4,000,000	4,000,000
1.31%, 03/08/18	4,000,000	3,994,755
1.34%, 03/22/18	1,500,000	1,497,293
1.45%, 03/01/18	6,000,000	5,993,350
1.46%, 03/29/18	3,000,000	2,993,850
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,478,924)		18,479,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,893,959)		220,890,271

TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $320,509,086)		332,564,760
Other Assets, Less Liabilities — (1.04)%		(3,421,442)

NET ASSETS — 100.00%		$329,143,318

ADR   —   American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Floating rate security. Rate shown is the rate in effect as of period end.
[d]	Rates shown are discount rates paid at the time of purchase.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,078,969	225,887	[a]	—	1,304,856	$1,305,117	$3,308	[b]	$(87)	$45
BlackRock Cash Funds: Treasury, SL Agency Shares	20,267,041	7,278,111	[a]	—	27,545,152	27,545,152	77,294		—	—

						$28,850,269	$80,602		$(87)	$45

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Aluminum	44	Apr 2018	$2,440	$38,075
Brent Crude Oil	736	Feb 2018	50,703	236,214
Cattle Feeder	34	Mar 2018	2,466	(98,433)
Cocoa	37	May 2018	747	48,998
Coffee	42	Sep 2018	2,031	(28,588)
Copper	17	Sep 2018	3,047	(4,541)
Corn	586	Sep 2018	11,266	345,473
Cotton	99	May 2018	3,879	(98,321)
Gasoline RBOB	142	Sep 2018	10,933	76,770
Gold	18	Jun 2018	2,427	29,317
KC HRW Wheat	117	May 2018	2,820	188,728
Lead	8	Aug 2018	520	9,230
Lean Hogs	131	Aug 2018	4,324	(5,941)
Live Cattle	178	Jun 2018	8,193	55,510
Low Sulphur Gasoil	222	Apr 2018	13,559	67,424
Natural Gas	311	Mar 2018	8,895	569,069
Nickel	6	Sep 2018	493	29,891
NY Harb ULSD	132	Mar 2018	11,391	1,743,512
Silver	4	Sep 2018	350	3,136
Soybean	161	Mar 2018	8,016	270,636
Sugar	280	Apr 2018	4,193	(363,525)
Wheat	294	Sep 2018	7,236	364,689
WTI Crude Oil	1,108	Jul 2018	69,826	6,502,099
Zinc	11	Aug 2018	969	100,935

Net unrealized appreciation				$10,080,357

5

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$98,106,687	$—	$—	$98,106,687
Preferred stocks	64,713	—	—	64,713
Certificates of deposit	—	13,503,089	—	13,503,089
Commercial paper	—	173,560,754	—	173,560,754
Money market funds	28,850,269	—	—	28,850,269
U.S. government obligations	—	18,479,248	—	18,479,248

Total	$127,021,669	$205,543,091	$—	$332,564,760

Derivative financial instruments[a]
Assets
Futures contracts	$10,679,706	$—	$—	$10,679,706
Liabilities
Futures contracts	(599,349)	—	—	(599,349)

Total	$10,080,357	$—	$—	$10,080,357

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 92.22%

EXCHANGE-TRADED FUNDS — 92.22%
iShares 10+ Year Credit Bond ETF[a]	418,289	$26,159,794

		26,159,794

TOTAL INVESTMENT COMPANIES
(Cost: $25,346,635)		26,159,794

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	893,017	893,017

		893,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $893,017)		$893,017

Value
TOTAL INVESTMENTS IN SECURITIES — 95.37%
(Cost: $26,239,652)	$27,052,811
Other Assets, Less Liabilities — 4.63%	1,314,275

NET ASSETS — 100.00%	$28,367,086

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,582	879,435	[a]	—	893,017	$893,017	$924	$—	$—
iShares 10+ Year Credit Bond ETF	237,854	187,101		(6,666)	418,289	26,159,794	161,425	1,164	12,535

						$27,052,811	$162,349	$1,164	$12,535

[a]	Net of purchases and sales.

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

January 31, 2018

Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Amount (000)	Value	(Received)	(Depreciation)
1.01%	Semi-annual	3-month LIBOR	Quarterly	12/08/2018	$(7,150)	$61,080	$49,616	$11,464
1.17%	Semi-annual	3-month LIBOR	Quarterly	12/08/2021	(1,567)	79,044	35,525	43,519
2.38%	Semi-annual	3-month LIBOR	Quarterly	01/12/2023	(10)	104	27	77
2.46%	Semi-annual	3-month LIBOR	Quarterly	01/12/2025	(10)	143	24	119
1.44%	Semi-annual	3-month LIBOR	Quarterly	12/08/2026	(5,855)	607,907	321,903	286,004
1.70%	Semi-annual	3-month LIBOR	Quarterly	12/08/2036	(3,973)	694,383	214,464	479,919
2.34%	Semi-annual	3-month LIBOR	Quarterly	12/08/2036	(8,375)	661,661	318,798	342,863
1.77%	Semi-annual	3-month LIBOR	Quarterly	12/08/2046	(7,088)	1,580,257	1,043,334	536,923

						$3,684,579	$1,983,691	$1,700,888

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$26,159,794	$—	$—	$26,159,794
Money market funds	893,017	—	—	893,017

Total	$27,052,811	$—	$—	$27,052,811

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$1,700,888	$—	$1,700,888

Total	$—	$1,700,888	$—	$1,700,888

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 94.57%

EXCHANGE-TRADED FUNDS — 94.57%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	698,268	$83,841,038

		83,841,038

TOTAL INVESTMENT COMPANIES
(Cost: $82,894,141)		83,841,038

SHORT-TERM INVESTMENTS — 26.44%

MONEY MARKET FUNDS — 26.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,c,d]	21,123,963	21,128,188
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	2,311,027	2,311,027

		23,439,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,439,215)		23,439,215

Value
TOTAL INVESTMENTS IN SECURITIES — 121.01%
(Cost: $106,333,356)	$107,280,253
Other Assets, Less Liabilities — (21.01)%	(18,624,890)

NET ASSETS — 100.00%	$88,655,363

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,012,834	—		(10,888,871)[a]	21,123,963	$21,128,188	$3,816	[b]	$(3,132)	$3,146
BlackRock Cash Funds: Treasury, SL Agency Shares	282,604	2,028,423	[a]	—	2,311,027	2,311,027	3,154		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	617,766	125,455		(44,953)	698,268	83,841,038	552,386		180,081	(889,148)

						$107,280,253	$559,356		$176,949	$(886,002)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

January 31, 2018

Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
1.01%	Semi-annual	3-month LIBOR	Quarterly	12/08/2018	$(8,000)	$68,342	$35,726	$32,616
1.17%	Semi-annual	3-month LIBOR	Quarterly	12/08/2021	(37,854)	1,909,461	821,124	1,088,337
2.38%	Semi-annual	3-month LIBOR	Quarterly	01/12/2023	(50)	519	4	515
2.46%	Semi-annual	3-month LIBOR	Quarterly	01/12/2025	(50)	715	(23)	738
1.44%	Semi-annual	3-month LIBOR	Quarterly	12/08/2026	(28,650)	2,974,646	1,633,422	1,341,224
1.70%	Semi-annual	3-month LIBOR	Quarterly	12/08/2036	(13,500)	2,359,468	1,206,401	1,153,067
2.34%	Semi-annual	3-month LIBOR	Quarterly	12/08/2036	(2,130)	168,279	117,563	50,716
1.77%	Semi-annual	3-month LIBOR	Quarterly	12/08/2046	(8,845)	1,971,977	1,367,834	604,143

						$9,453,407	$5,182,051	$4,271,356

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$83,841,038	$—	$—	$83,841,038
Money market funds	23,439,215	—	—	23,439,215

Total	$107,280,253	$—	$—	$107,280,253

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$4,271,356	$—	$4,271,356

Total	$—	$4,271,356	$—	$4,271,356

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

10

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 95.21%

EXCHANGE-TRADED FUNDS — 95.21%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	33,319	$3,843,680

		3,843,680

TOTAL INVESTMENT COMPANIES
(Cost: $3,788,379)		3,843,680

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.28%[a,b]	96,563	96,563

		96,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,563)		96,563

Value
TOTAL INVESTMENTS IN SECURITIES — 97.60%
(Cost: $3,884,942)	$3,940,243
Other Assets, Less Liabilities — 2.40%	96,779

NET ASSETS — 100.00%	$4,037,022

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[a]	—	—	$—	$14	[b]	$(1)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	79,893	[a]	—	96,563	96,563	178		—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	22,057	11,453		(191)	33,319	3,843,680	36,795		(159)	(20,387)

						$3,940,243	$36,987		$(160)	$(20,387)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

January 31, 2018

Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
1.01%	Semi-annual	3-month LIBOR	Quarterly	12/08/2018	$(706)	$6,033	$3,985	$2,048
1.17%	Semi-annual	3-month LIBOR	Quarterly	12/08/2021	(1,740)	87,770	42,961	44,809
2.46%	Semi-annual	3-month LIBOR	Quarterly	01/12/2025	(55)	787	270	517
1.44%	Semi-annual	3-month LIBOR	Quarterly	12/08/2026	(1,293)	134,248	83,304	50,944
2.34%	Semi-annual	3-month LIBOR	Quarterly	12/08/2036	(27)	2,133	1,667	466
2.41%	Semi-annual	3-month LIBOR	Quarterly	06/19/2037	(509)	35,579	4,894	30,685
1.77%	Semi-annual	3-month LIBOR	Quarterly	12/08/2046	(232)	51,833	42,440	9,393

						$318,383	$179,521	$138,862

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$3,843,680	$—	$—	$3,843,680
Money market funds	96,563	—	—	96,563

Total	$3,940,243	$—	$—	$3,940,243

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$138,862	$—	$138,862

Total	$—	$138,862	$—	$138,862

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

January 31, 2018

Security	Shares	Value

INVESTMENT COMPANIES — 97.58%

EXCHANGE-TRADED FUNDS — 97.58%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	2,622,391	$228,934,734

		228,934,734

TOTAL INVESTMENT COMPANIES		228,934,734
(Cost: $230,690,037)

SHORT-TERM INVESTMENTS — 46.09%

MONEY MARKET FUNDS — 46.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,c,d]	105,053,297	105,074,308

BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	3,069,767	3,069,767

		108,144,075

TOTAL SHORT-TERM INVESTMENTS (Cost: $108,139,819)		108,144,075

Value
TOTAL INVESTMENTS IN SECURITIES — 143.67%
(Cost: $338,829,856)	$337,078,809
Other Assets, Less Liabilities — (43.67)%	(102,458,699)

NET ASSETS — 100.00%	$234,620,110

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,737,039	59,316,258	[a]	—	105,053,297	$105,074,308	$106,002	[b]	$1,084	$4,256
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,712	1,908,055	[a]	—	3,069,767	3,069,767	6,370		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,526,823	1,299,144		(203,576)	2,622,391	228,934,734	1,622,327		194,924	(2,207,518)

						$337,078,809	$1,734,699		$196,008	$(2,203,262)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

January 31, 2018

Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Amount (000)	Value	(Received)	(Depreciation)
1.33%	Semi-annual	3-month LIBOR	Quarterly	12/09/2018	$(100,623)	$588,324	$437,254	$151,070
2.17%	Semi-annual	3-month LIBOR	Quarterly	01/12/2020	(22,000)	61,639	295	61,344
1.82%	Semi-annual	3-month LIBOR	Quarterly	12/09/2021	(81,250)	2,154,675	427,462	1,727,213
2.38%	Semi-annual	3-month LIBOR	Quarterly	01/12/2023	(16,711)	173,300	24,187	149,113
2.46%	Semi-annual	3-month LIBOR	Quarterly	01/12/2025	(28,401)	406,138	62,255	343,883
2.23%	Semi-annual	3-month LIBOR	Quarterly	12/09/2026	(22,775)	928,765	214,025	714,740

						$4,312,841	$1,165,478	$3,147,363

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$228,934,734	$—	$—	$228,934,734
Money market funds	108,144,075	—	—	108,144,075

Total	$337,078,809	$—	$—	$337,078,809

Derivative financial instruments[a]
Assets
Centrally cleared interest rate swaps	$—	$3,147,363	$—	$3,147,363

Total	$—	$3,147,363	$—	$3,147,363

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 31.69%
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R (3 mo. LIBOR US + 1.100%)
2.82%, 07/15/26 (Call 04/15/18)[a,b]	$6,835	$6,858,958
ALM VII Ltd.
Series 2012-7A, Class A1R (3 mo. LIBOR US + 1.480%)
3.20%, 10/15/28 (Call 10/15/18)[a,b]	9,000	9,098,048
ALM XII Ltd.
Series 2015-12A, Class A1R (3 mo. LIBOR US + 1.050%)
2.77%, 04/16/27 (Call 04/16/18)[a,b]	3,735	3,745,300
American Express Credit Account Master Trust
Series 2017-1, Class A
1.93%, 09/15/22	10,500	10,406,306
Series 2017-4, Class A
1.64%, 12/15/21	21,395	21,245,922
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3
1.53%, 07/08/21 (Call 11/08/20)	16,383	16,266,414
Series 2017-1, Class A3
1.87%, 08/18/21 (Call 11/18/20)	820	815,518
Series 2017-3, Class A3
1.90%, 03/18/22 (Call 07/18/21)	19,200	19,020,881
AMMC CLO 15 Ltd.
Series 2014-15A, Class AXR
(3 mo. LIBOR US + 1.250%)
2.79%, 12/09/26 (Call 12/09/18)[a,b]	2,250	2,249,831
Apidos CLO XII
Series 2013-12A, Class A (3 mo. LIBOR US + 1.100%)
2.82%, 04/15/25 (Call 04/15/18)[a,b]	4,257	4,261,376
Apidos CLO XVII
Series 2014-17A, Class A1R (3 mo. LIBOR US + 1.310%)
3.04%, 04/17/26 (Call 04/17/18)[a,b]	12,310	12,314,263

Security	Principal (000s)	Value
Apidos CLO XX
Series 2015-20A, Class A1R (3 mo. LIBOR US + 1.330%)
3.05%, 01/16/27 (Call 04/16/18)[a,b]	$1,000	$1,000,370
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2015-FL2A, Class A (1 mo. LIBOR US + 1.750%)
3.31%, 09/15/25 (Call 03/15/18)[a,b]	3,850	3,888,690
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2017-FL1, Class A (1 mo. LIBOR US + 1.300%)
2.86%, 04/15/27 (Call 11/15/19)[a,b]	12,170	12,316,569
Atlas Senior Loan Fund III Ltd.
Series 2013-1A, Class AR (3 mo. LIBOR US + 0.830%)
2.25%, 11/17/27 (Call 11/17/18)[a,b]	4,350	4,351,917
Atlas Senior Loan Fund IV Ltd.
Series 2013-2A, Class A1 (3 mo. LIBOR US + 0.980%)
2.40%, 02/17/26 (Call 02/15/18)[a,b]	5,815	5,819,905
Atrium X
Series 10A, Class AR (3 mo. LIBOR US + 0.950%)
2.67%, 07/16/25 (Call 04/16/18)[a,b]	4,552	4,564,907
Avery Point IV CLO Ltd.
(3 mo. LIBOR US + 1.100%)
2.47%, 04/25/26 (Call 04/25/18)[a,b]	7,920	7,936,859
Babson CLO Ltd.
Series 2015-IA, Class A (3 mo. LIBOR US + 1.430%)
3.17%, 04/20/27 (Call 04/20/18)[a,b]	4,320	4,322,872
Battalion CLO IV Ltd.
Series 2013-4A, Class A1R (3 mo. LIBOR US + 1.140%)
2.88%, 10/22/25 (Call 04/22/18)[a,b]	8,160	8,172,836

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Benefit Street Partners CLO V Ltd.
Series 2014-VA, Class AR (3 mo. LIBOR US + 1.200%)
2.94%, 10/20/26 (Call 04/20/18)[a,b]	$11,259	$11,288,896
BlueMountain CLO Ltd.
Series 2012-2A, Class AR (3 mo. LIBOR US + 1.420%)
2.86%, 11/20/28 (Call 11/20/18)[a,b]	11,000	11,076,116
Series 2013-4A, Class AR (3 mo. LIBOR US + 1.010%)
2.73%, 04/15/25 (Call 04/15/18)[a,b]	6,100	6,114,797
Series 2014-1A, Class A1R
(3 mo. LIBOR US + 1.260%)
2.64%, 04/30/26 (Call 04/30/18)[a,b]	19,500	19,523,180
Cabela’s Credit Card Master Note Trust
Series 2014-2, Class A (1 mo. LIBOR US + 0.450%)
2.01%, 07/15/22[a]	3,500	3,514,349
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1
(1 mo. LIBOR US + 0.450%)
2.01%, 02/15/22[a]	38,000	38,151,308
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR (3 mo. LIBOR US + 0.890%)
2.62%, 01/18/29 (Call 01/18/19)[a,b]	6,210	6,216,278
Series 2014-5A, Class A1R (3 mo. LIBOR US + 1.140%)
2.86%, 10/16/25 (Call 04/16/18)[a,b]	8,750	8,772,173
Catamaran CLO Ltd.
Series 2012-1A, Class AR (3 mo. LIBOR US + 1.190%)
2.82%, 12/20/23 (Call 03/20/18)[a,b]	6,223	6,232,169
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R (3 mo. LIBOR US + 1.230%)
2.77%, 06/09/30 (Call 06/09/19)[a,b]	8,000	8,055,893

Security	Principal (000s)	Value
Chase Issuance Trust
Series 2013-A9, Class A (1 mo. LIBOR US + 0.420%)
1.98%, 11/16/20[a]	$11,815	$11,849,265
Series 2014-A5, Class A5 (1 mo. LIBOR US + 0.370%)
1.93%, 04/15/21[a]	7,000	7,023,487
Series 2016-A1, Class A (1 mo. LIBOR US + 0.410%)
1.97%, 05/17/21[a]	36,750	36,941,107
Chesapeake Funding II LLC
Series 2016-1A, Class A1
2.11%, 03/15/28[b]	9,495	9,494,995
Series 2016-1A, Class A2 (1 mo. LIBOR US + 1.150%)
2.71%, 03/15/28[a,b]	12,034	12,082,789
Series 2016-2A, Class A2 (1 mo. LIBOR US + 1.000%)
2.56%, 06/15/28[a,b]	9,870	9,919,796
Series 2017-3A, Class A1
1.91%, 08/15/29[b]	18,510	18,378,859
Series 2017-4A, Class A1
2.12%, 11/15/29[b]	22,790	22,645,354
CIFC Funding Ltd.
Series 2015-2A, Class AR (3 mo. LIBOR US + 0.780%)
2.50%, 04/15/27 (Call 04/15/18)[a,b]	17,000	17,014,547
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.75%, 11/19/21	14,385	14,231,158
Series 2017-A9, Class A9
1.80%, 09/20/21	14,535	14,411,878
CNH Equipment Trust
Series 2017-B, Class A3
1.86%, 09/15/22 (Call 06/15/21)	19,320	19,078,295
Discover Card Execution Note Trust
Series 2013-A6, Class A6 (1 mo. LIBOR US + 0.450%)
2.01%, 04/15/21[a]	17,061	17,107,334
Series 2014-A1, Class A1
(1 mo. LIBOR US + 0.430%)
1.99%, 07/15/21[a]	6,760	6,783,262

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Drive Auto Receivables Trust
Series 2017-1, Class A2A
1.67%, 05/15/19 (Call 10/15/20)	$3,776	$3,775,394
Series 2017-2, Class B
2.25%, 06/15/21 (Call 11/15/20)	3,590	3,586,457
Dryden 31 Senior Loan Fund
Series 2014-31A, Class AR (3 mo. LIBOR US + 1.080%)
2.81%, 04/18/26 (Call 04/18/18)[a,b]	7,742	7,771,689
Dryden Senior Loan Fund
Series 2014-34A, Class A1R (3 mo. LIBOR US + 1.160%)
2.88%, 10/15/26[a,b]	3,625	3,633,674
Dryden XXVI Senior Loan Fund
Series 2013-26A, Class A (3 mo. LIBOR US + 1.100%)
2.82%, 07/15/25 (Call 04/15/18)[a,b]	10,783	10,801,653
Enterprise Fleet Financing LLC
2.13%, 07/20/22 (Call 03/20/20)[b]	3,109	3,103,454
2.13%, 05/22/23[b]	7,610	7,571,089
Series 2016-1, Class A2
1.83%, 09/20/21 (Call 03/20/19)[b]	8,987	8,979,644
Ford Credit Floorplan Master Owner Trust
Series 2014-2, Class A (1 mo. LIBOR US + 0.500%)
2.06%, 02/15/21[a]	11,000	11,043,815
Series 2015-4, Class A2 (1 mo. LIBOR US + 0.600%)
2.16%, 08/15/20[a]	5,485	5,498,749
Series 2016-1, Class A2 (1 mo. LIBOR US + 0.900%)
2.46%, 02/15/21[a]	10,000	10,080,790
Series 2016-3, Class A2 (1 mo. LIBOR US + 0.620%)
2.18%, 07/15/21[a]	10,000	10,067,246
Golden Credit Card Trust
Series 2015-1A, Class A (1 mo. LIBOR US + 0.440%)
2.00%, 02/15/20[a,b]	3,700	3,700,482

Security	Principal (000s)	Value
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A (3 mo. LIBOR US + 1.150%)
2.52%, 04/25/25 (Call 04/25/18)[a,b]	$12,008	$12,034,372
Honda Auto Receivables Owner Trust
Series 2015-4, Class A4
1.44%, 01/21/22 (Call 02/21/19)	6,025	5,979,176
Series 2016-2, Class A3
1.39%, 04/15/20 (Call 07/15/19)	10,437	10,397,549
John Deere Owner Trust
Series 2017-B, Class A3
1.82%, 10/15/21 (Call 01/15/21)	9,890	9,776,886
LCM Xxiv Ltd.
Series 24A, Class A (3 mo. LIBOR US + 1.310%)
3.05%, 03/20/30[a,b]	2,000	2,009,647
Madison Park Funding X Ltd.
Series 2012-10A, Class AR (3 mo. LIBOR US + 1.450%)
3.19%, 01/20/29 (Call 01/20/19)[a,b]	6,250	6,300,019
Mercedes-Benz Master Owner Trust
Series 2016-BA, Class A (1 mo. LIBOR US + 0.700%)
2.26%, 05/17/21[a,b]	11,375	11,461,484
Series 2017-BA, Class A (1 mo. LIBOR US + 0.420%)
1.98%, 05/16/22[a,b]	14,540	14,595,553
Navient Private Education Loan Trust
Series 2014-CT, Class A (1 mo. LIBOR US + 0.700%)
2.26%, 09/16/24 (Call 09/15/21)[a,b]	1,509	1,512,756
Navient Student Loan Trust
Series 2015-2, Class A2 (1 mo. LIBOR US + 0.420%)
1.97%, 08/27/29 (Call 05/25/26)[a]	3,989	3,996,682
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1 (1 mo. LIBOR US + 0.640%)
2.20%, 06/15/21[a]	18,500	18,622,111

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2017-B, Class A (1 mo. LIBOR US + 0.430%)
1.99%, 04/18/22[a]	$7,300	$7,335,349
Octagon Investment Partners 24 Ltd.
Series 2015-1A, Class A1R (3 mo. LIBOR US + 0.900%)
2.34%, 05/21/27 (Call 02/21/18)[a,b]	18,600	18,615,844
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class A (3 mo. LIBOR US + 1.120%)
2.85%, 07/17/25 (Call 04/17/18)[a,b]	849	851,432
OHA Credit Partners IX Ltd.
Series 2013-9A, Class A1R (3 mo. LIBOR US + 1.010%)
2.75%, 10/20/25 (Call 04/20/18)[a,b]	1,619	1,621,249
OHA Credit Partners VIII Ltd.
Series 2013-8A, Class A (3 mo. LIBOR US + 1.120%)
2.86%, 04/20/25 (Call 04/20/18)[a,b]	2,667	2,674,132
OHA Loan Funding Ltd.
Series 2013-2A, Class A (3 mo. LIBOR US + 1.270%)
2.58%, 08/23/24 (Call 02/23/18)[a,b]	1,977	1,978,626
OZLM Funding V Ltd.
Series 2013-5A, Class A1R (3 mo. LIBOR US + 1.130%)
2.86%, 01/17/26[a,b]	15,000	15,024,327
OZLM VI Ltd.
Series 2014-6A, Class A1R (3 mo. LIBOR US + 1.300%)
3.03%, 04/17/26 (Call 04/17/18)[a,b]	8,700	8,748,710
OZLM VII Ltd.
Series 2014-7A, Class A1AR (3 mo. LIBOR US + 1.150%)
2.88%, 07/17/26 (Call 04/17/18)[a,b]	6,600	6,628,789

Security	Principal (000s)	Value
Series 2014-7A, Class A1BR (3 mo. LIBOR US + 1.150%)
2.88%, 07/17/26 (Call 04/17/18)[a,b]	$6,000	$6,026,172
OZLM VIII Ltd.
Series 2014-8A, Class A1AR (3 mo. LIBOR US + 1.130%)
2.86%, 10/17/26 (Call 04/17/18)[a,b]	2,500	2,506,236
PFS Financing Corp.
Series 2016-A, Class A (1 mo. LIBOR US + 1.200%)
2.76%, 02/18/20[a,b]	12,000	11,999,861
Series 2017-C, Class A (1 mo. LIBOR US + 0.470%)
2.03%, 10/15/21[a,b]	14,850	14,828,288
Prestige Auto Receivables Trust
Series 2016-2A, Class A2
1.46%, 07/15/20 (Call 02/15/21)[b]	7,136	7,117,483
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3
1.87%, 12/15/20 (Call 05/15/20)	4,065	4,056,236
Series 2017-3, Class A3
1.87%, 06/15/21 (Call 09/15/21)	11,130	11,069,350
SLM Private Credit Student Loan Trust
Series 2005-A, Class A3 (3 mo. LIBOR US + 0.200%)
1.79%, 06/15/23 (Call 09/15/27)[a]	10,655	10,634,406
Series 2006-A, Class A4 (3 mo. LIBOR US + 0.190%)
1.78%, 12/15/23 (Call 03/15/28)[a]	37	37,089
SLM Private Education Loan Trust
Series 2011-C, Class A2A (1 mo. LIBOR US + 3.250%)
4.81%, 10/17/44 (Call 08/15/21)[a,b]	1,019	1,053,029
Series 2012-B, Class A2
3.48%, 10/15/30 (Call 09/15/19)[b]	216	217,068
Series 2012-C, Class A2
3.31%, 10/15/46 (Call 02/15/18)[b]	4,122	4,123,280
Series 2012-E, Class A2B (1 mo. LIBOR US + 1.750%)
3.31%, 06/15/45 (Call 11/15/18)[a,b]	2,711	2,730,895

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2013-A, Class A2B (1 mo. LIBOR US + 1.050%)
2.61%, 05/17/27 (Call 04/15/20)[a,b]	$174	$174,700
Series 2013-C, Class A2B (1 mo. LIBOR US + 1.400%)
2.96%, 10/15/31 (Call 07/15/21)[a,b]	15,914	16,065,119
SLM Student Loan Trust
Series 2011-2, Class A1 (1 mo. LIBOR US + 0.600%)
2.15%, 11/25/27 (Call 08/25/31)[a]	567	570,532
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.49%, 06/15/27[b]	13,581	13,458,857
Series 2016-A, Class A1 (1 mo. LIBOR US + 0.700%)
2.26%, 05/15/23[a,b]	660	660,517
Series 2016-B, Class A1 (1 mo. LIBOR US + 0.650%)
2.21%, 11/15/23[a,b]	2,665	2,666,502
Series 2016-C, Class A1 (1 mo. LIBOR US + 0.550%)
2.11%, 11/15/23[a,b]	4,586	4,593,116
Series 2017-A, Class A2B (1 mo. LIBOR US + 0.900%)
2.46%, 09/15/34[a,b]	30,000	30,526,242
Series 2017-B, Class A1 (1 mo. LIBOR US + 0.270%)
1.83%, 06/17/24[a,b]	4,688	4,688,373
SoFi Professional Loan Program LLC
Series 16-C, Class A1 (1 mo. LIBOR US + 1.100%)
2.65%, 10/27/36[a,b]	4,971	5,060,553
Series 16-C, Class A2A
1.48%, 05/26/31[b]	2,341	2,332,209
Series 2014-A, Class A1 (1 mo. LIBOR US + 1.600%)
3.15%, 06/25/25[a,b]	399	404,238
Series 2014-B, Class A1 (1 mo. LIBOR US + 1.250%)
2.80%, 08/25/32[a,b]	307	310,599
Series 2014-B, Class A2
2.55%, 08/27/29[b]	1,636	1,627,537

Security	Principal (000s)	Value
Series 2015-A, Class A1 (1 mo. LIBOR US + 1.200%)
2.53%, 03/25/33[a,b]	$897	$912,907
Series 2015-B, Class A1 (1 mo. LIBOR US + 1.050%)
2.60%, 04/25/35[a,b]	4,718	4,760,684
TCI-Flatiron CLO Ltd.
Series 2016-1A, Class A (3 mo. LIBOR US + 1.550%)
3.28%, 07/17/28[a,b]	6,850	6,912,945
Wheels SPV 2 LLC
Series 2015-1A, Class B
1.88%, 04/20/26 (Call 02/20/21)[b]	1,770	1,759,093
Series 2016-1A, Class A2
1.59%, 05/20/25 (Call 01/20/20)[b]	961	957,726
World Financial Network Credit Card Master Trust
Series 2015-A, Class A (1 mo. LIBOR US + 0.480%)
2.04%, 02/15/22[a]	23,445	23,458,978

TOTAL ASSET-BACKED SECURITIES
(Cost: $942,651,553)		942,644,676

CERTIFICATES OF DEPOSIT — 0.50%
Societe Generale SA (1 mo. LIBOR US + 0.200%)
1.77%, 05/31/18[a]	15,000	15,004,245

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $15,000,000)		15,004,245

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.70%

MORTGAGE-BACKED SECURITIES — 4.70%
Americold LLC
Series 2010-ARTA, Class A1
3.85%, 01/14/29[b]	4,353	4,428,431
Aventura Mall Trust
Series 2013-AVM, Class A
3.74%, 12/05/32[b,c]	4,650	4,759,832
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A (1 mo. LIBOR US + 1.050%)
2.61%, 09/15/26[a,b]	525	525,999

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2014-FL1, Class A (1 mo. LIBOR US + 1.400%)
2.96%, 12/15/31[a,b]	$2,560	$2,565,639
Bancorp Commercial Mortgage Trust
Series 2016-CRE1, Class A (1 mo. LIBOR US+ 1.430%)
2.99%, 11/15/33[a,b]	6,097	6,108,190
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AJ
5.59%, 12/11/40[c]	5,855	6,185,951
Brunel Residential Mortgage Securitisation No. 1 PLC
Series 2007-1A, Class A4C (3 mo. LIBOR US + 0.200%)
1.92%, 01/13/39 (Call 04/13/18)[a,b]	157	157,270
BSPRT Issuer Ltd.
Series 2017-FL2, Class A (1 mo. LIBOR US + 0.820%)
2.38%, 10/15/34[a,b,d]	2,330	2,335,825
Chicago Skyscraper Trust
Series 2017-SKY, Class A (1 mo. LIBOR US + 0.800%)
2.36%, 02/15/30[a,b]	4,600	4,602,839
COMM Mortgage Trust
Series 2014-FL5, Class A (1 mo. LIBOR US + 1.370%)
2.92%, 10/15/31[a,b]	671	673,181
Series 2014-PAT, Class A (1 mo. LIBOR US + 0.800%)
2.35%, 08/13/27[a,b]	13,570	13,572,129
Series 2014-TWC, Class A (1 mo. LIBOR US + 0.850%)
2.40%, 02/13/32[a,b]	11,305	11,315,642
CSMC Trust
Series 2015-DEAL, Class A (1 mo. LIBOR US + 1.320%)
2.88%, 04/15/29[a,b]	15,906	15,905,817
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
Series 2006-4TS, Class A
5.40%, 12/13/28[b]	11,322	12,051,283

Security	Principal (000s)	Value
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/27[b]	$1,880	$1,881,025
Hospitality Mortgage Trust
Series 2017-HIT, Class A (1 mo. LIBOR US + 0.850%)
2.41%, 05/08/30[a,b]	4,990	5,002,455
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A (1 mo. LIBOR US + 0.700%)
2.29%, 01/15/33[a,b]	4,480	4,482,598
LMREC Inc.
Series 2016-CRE2, Class A (1 mo. LIBOR US + 1.700%)
3.26%, 11/24/31[a,b]	3,410	3,444,100
Madison Avenue Trust
Series 2013-650M, Class A
3.84%, 10/12/32[b]	2,060	2,102,060
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A
2.26%, 11/15/34[b,c]	9,512	9,529,881
RAIT Trust
Series 2016-FL6, Class A (1 mo. LIBOR US + 1.450%)
3.01%, 11/13/31[a,b]	1,906	1,910,584
Resource Capital Corp.
Series 2017-CRE5, Class A (1 mo. LIBOR US + 0.800%)
2.36%, 07/15/34[a,b]	4,315	4,319,048
VNDO Mortgage Trust
Series 2013-PENN, Class A
3.81%, 12/13/29[b]	5,200	5,312,730
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class AFL (1 mo. LIBOR US + 1.000%)
2.56%, 08/15/45[a,b]	16,225	16,520,743

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $140,351,709)		139,693,252
COMMERCIAL PAPER[e] — 0.50%
Nationwide Building Society 1.84%, 05/31/18	15,000	14,905,000

TOTAL COMMERCIAL PAPER
(Cost: $14,909,263)		14,905,000

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 53.29%

AEROSPACE & DEFENSE — 0.03%
Harris Corp. 2.00%, 04/27/18	$1,000	$999,894

		999,894
AGRICULTURE — 1.15%
BAT Capital Corp.
(3 mo. LIBOR US + 0.590%)
2.00%, 08/14/20[a,b]	14,000	14,084,279
BAT International Finance PLC
(3 mo. LIBOR US + 0.510%)
2.10%, 06/15/18[a,b]	2,000	2,002,355
Philip Morris International Inc.
1.88%, 01/15/19	8,000	7,977,271
Reynolds American Inc.
2.30%, 06/12/18[f]	10,000	10,008,621

		34,072,526
AUTO MANUFACTURERS — 4.90%
American Honda Finance Corp.
1.50%, 11/19/18	10,000	9,953,868
BMW U.S. Capital LLC
(3 mo. LIBOR US + 0.380%)
2.08%, 04/06/20[a,b]	4,415	4,439,518
Daimler Finance North America LLC
(3 mo. LIBOR US + 0.430%)
1.84%, 02/12/21[a,b]	5,000	5,005,689
(3 mo. LIBOR US + 0.530%)
1.92%, 05/05/20[a,b]	15,500	15,579,293
(3 mo. LIBOR US + 0.740%)
2.44%, 07/05/19[a,b]	3,500	3,522,220
Ford Motor Credit Co. LLC
2.88%, 10/01/18	10,000	10,050,823
2.94%, 01/08/19	3,500	3,519,149
(3 mo. LIBOR US + 0.430%)
1.81%, 11/02/20[a]	7,000	6,995,258
(3 mo. LIBOR US + 0.900%)
2.49%, 06/15/18[a]	8,495	8,513,281
General Motors Co.
3.50%, 10/02/18[f]	10,000	10,081,031
General Motors Financial Co. Inc.
3.25%, 05/15/18[f]	10,000	10,035,165
3.50%, 07/10/19	5,000	5,062,965
(3 mo. LIBOR US + 1.360%)
3.07%, 04/10/18[a]	3,000	3,005,093
(3 mo. LIBOR US + 1.450%)
2.85%, 05/09/19[a]	8,000	8,107,384

Security	Principal (000s)	Value
Hyundai Capital America
(3 mo. LIBOR US + 0.800%)
2.49%, 04/03/20[a,b]	$6,890	$6,878,834
(3 mo. LIBOR US + 1.000%)
2.60%, 09/18/20[a,b]	3,000	3,009,189
Nissan Motor Acceptance Corp.
(3 mo. LIBOR US + 0.580%)
2.30%, 01/13/20[a,b]	15,000	15,092,310
Toyota Motor Credit Corp.
(3 mo. LIBOR US + 0.260%)
1.96%, 01/09/19[a]	5,000	5,006,203
(3 mo. LIBOR US + 0.390%)
2.12%, 01/17/19[a]	3,840	3,849,633
Volkswagen Group of America Finance LLC
1.65%, 05/22/18[b]	8,000	7,991,169

		145,698,075

BANKS — 21.21%
7Citizens Bank N.A./Providence RI
(3 mo. LIBOR US + 0.570%)
2.03%, 05/26/20[a]	8,710	8,741,584
ABN AMRO Bank NV
2.10%, 01/18/19[b]	7,000	6,982,360
(3 mo. LIBOR US + 0.640%)
2.37%, 01/18/19[a,b]	4,700	4,719,261
Australia & New Zealand Banking Group Ltd.
(3 mo. LIBOR US + 0.500%)
1.94%, 08/19/20[a,b]	19,745	19,854,399
Bank of America Corp.
2.60%, 01/15/19	7,000	7,030,092
2.65%, 04/01/19	9,000	9,029,125
(3 mo. LIBOR US + 0.650%)
2.34%, 10/01/21 (Call 10/01/20)[a]	7,500	7,559,325
(3 mo. LIBOR US + 0.660%)
2.40%, 07/21/21 (Call 07/21/20)[a]	25,500	25,711,395
Series L
2.25%, 04/21/20	2,000	1,986,173
Bank of Montreal
(3 mo. LIBOR US + 0.250%)
1.79%, 09/11/19[a]	3,350	3,355,662
(3 mo. LIBOR US + 0.600%)
2.15%, 12/12/19[a]	10,185	10,248,268
(3 mo. LIBOR US + 0.650%)
2.38%, 07/18/19[a]	3,500	3,523,271
(3 mo. LIBOR US + 0.790%)
2.25%, 08/27/21[a]	7,000	7,081,858

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
(3 mo. LIBOR US + 0.620%)
2.23%, 09/19/22[a]	$10,000	$10,030,833
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
(3 mo. LIBOR US + 0.450%)
1.99%, 09/09/19[a]	6,000	6,004,677
Banque Federative du Credit Mutuel SA
(3 mo. LIBOR US + 0.490%)
2.23%, 07/20/20[a,b]	3,215	3,228,390
Barclays PLC
2.75%, 11/08/19	15,000	14,997,225
BB&T Corp.
(3 mo. LIBOR US + 0.570%)
2.16%, 06/15/20[a]	9,403	9,462,868
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
2.70%, 08/20/18	4,500	4,512,465
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,473	1,474,646
Capital One Financial Corp.
(3 mo. LIBOR US + 0.450%)
1.83%, 10/30/20 (Call 09/30/20)[a]	5,000	5,005,035
(3 mo. LIBOR US + 0.760%)
2.17%, 05/12/20 (Call 04/12/20)[a]	15,505	15,585,118
Capital One N.A./Mclean VA
2.35%, 08/17/18 (Call 07/17/18)	2,465	2,468,206
(3 mo. LIBOR US + 1.150%)
2.57%, 08/17/18 (Call 07/18/18)[a]	6,250	6,275,463
Citibank N.A.
(3 mo. LIBOR US + 0.340%)
1.97%, 03/20/19[a]	10,650	10,669,168
(3 mo. LIBOR US + 0.500%)
2.05%, 06/12/20[a]	7,060	7,100,119
Citigroup Inc.
(3 mo. LIBOR US + 0.770%)
2.47%, 04/08/19[a]	8,232	8,277,418
(3 mo. LIBOR US + 0.790%)
2.50%, 01/10/20 (Call 12/10/19)[a]	8,286	8,353,151
(3 mo. LIBOR US + 0.930%)
2.45%, 06/07/19[a]	9,000	9,076,386
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,000	3,999,670

Security	Principal (000s)	Value
Danske Bank A/S
(3 mo. LIBOR US + 0.510%)
2.00%, 03/02/20[a,b]	$2,500	$2,511,167
Deutsche Bank AG/New York NY
(3 mo. LIBOR US + 0.815%)
2.56%, 01/22/21[a]	5,000	5,000,916
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	2,300	2,306,258
Fifth Third Bank/Cincinnati OH
(3 mo. LIBOR US + 0.250%)
1.63%, 10/30/20 (Call 09/30/20)[a]	10,000	10,005,530
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[f]	10,000	9,984,120
2.90%, 07/19/18[f]	2,500	2,509,982
(3 mo. LIBOR US + 0.780%)
2.16%, 10/31/22 (Call 10/31/21)[a]	4,000	4,018,887
(3 mo. LIBOR US + 1.020%)
2.76%, 10/23/19[a]	6,000	6,062,991
(3 mo. LIBOR US + 1.040%)
2.79%, 04/25/19[a,f]	14,000	14,118,100
(3 mo. LIBOR US + 1.200%)
2.79%, 09/15/20 (Call 08/15/20)[a]	1,750	1,783,848
(3 mo. LIBOR US + 1.360%)
3.11%, 04/23/21 (Call 03/23/21)[a]	7,000	7,188,644
Horsepower Finance Ltd.
2.15%, 12/02/19[g]	10,000	9,834,600
HSBC USA Inc.
(3 mo. LIBOR US + 0.770%)
2.16%, 08/07/18[a]	3,250	3,260,363
Huntington National Bank (The)
2.00%, 06/30/18	10,000	10,000,865
2.20%, 11/06/18 (Call 10/06/18)	5,000	4,998,932
(3 mo. LIBOR US + 0.510%)
2.05%, 03/10/20[a]	10,000	10,053,429
ING Bank NV
(3 mo. LIBOR US + 0.610%)
2.03%, 08/15/19[a,b]	3,000	3,015,998
Intesa Sanpaolo SpA/New York NY
(3 mo. LIBOR US + 0.630%)
2.35%, 07/17/19[a]	6,990	6,990,979
JPMorgan Chase & Co.
2.35%, 01/28/19	4,000	4,008,440
(3 mo. LIBOR US + 0.550%)
2.09%, 03/09/21 (Call 03/09/20)[a]	10,000	10,057,500
(3 mo. LIBOR US + 0.680%)

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.16%, 06/01/21 (Call 06/01/20)[a]	$19,985	$20,137,549
(3 mo. LIBOR US + 0.955%)
2.70%, 01/23/20[a]	5,000	5,073,570
Lloyds Bank PLC
(3 mo. LIBOR US + 1.000%)
2.74%, 01/22/19[a]	1,020	1,027,924
Mizuho Financial Group Inc.
(3 mo. LIBOR US + 1.140%)
2.70%, 09/13/21[a]	10,000	10,173,110
Morgan Stanley
(3 mo. LIBOR US + 1.140%)
2.90%, 01/27/20[a]	3,000	3,048,017
(3 mo. LIBOR US + 1.180%)
2.92%, 01/20/22 (Call 01/20/21)[a]	15,000	15,284,517
(3 mo. LIBOR US + 1.375%)
2.75%, 02/01/19[a]	15,000	15,159,036
Series 3NC2 (3 mo. LIBOR US + 0.800%)
2.21%, 02/14/20 (Call 02/14/19)[a]	26,740	26,876,374
National Australia Bank Ltd.
(3 mo. LIBOR US + 0.510%)
1.96%, 05/22/20[a,b]	10,000	10,054,698
National Australia Bank Ltd./New York
2.30%, 07/25/18	5,000	5,008,251
Nordea Bank AB
(3 mo. LIBOR US + 0.470%)
1.95%, 05/29/20[a,b]	15,000	15,068,056
Royal Bank of Canada
(3 mo. LIBOR US + 0.240%)
1.72%, 08/29/19[a]	15,195	15,202,861
(3 mo. LIBOR US + 0.380%)
1.87%, 03/02/20[a]	5,000	5,016,650
(3 mo. LIBOR US + 0.480%)
1.86%, 07/29/19[a]	5,000	5,019,979
(3 mo. LIBOR US + 0.700%)
2.24%, 12/10/18[a]	2,300	2,310,397
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19[f]	6,880	6,860,195
2.45%, 01/10/19	15,000	15,025,221
(3 mo. LIBOR US + 0.940%)
2.67%, 01/18/19[a]	5,500	5,540,642
Sumitomo Mitsui Trust Bank Ltd.
(3 mo. LIBOR US + 0.910%)
2.64%, 10/18/19[a,b]	4,400	4,434,623

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
(3 mo. LIBOR US + 0.530%)
1.91%, 01/31/20 (Call 12/31/19)[a]	$10,000	$10,061,745
Toronto-Dominion Bank (The)
1.45%, 09/06/18	7,000	6,975,299
UBS AG/London
(3 mo. LIBOR US + 0.480%)
1.96%, 12/01/20 (Call 11/01/20)[a,b]	5,000	5,009,000
(3 mo. LIBOR US + 0.580%)
2.10%, 06/08/20 (Call 05/08/20)[a,b]	5,300	5,325,440
UBS AG/Stamford CT
2.38%, 08/14/19	15,000	14,967,690
5.75%, 04/25/18	4,200	4,238,029
(3 mo. LIBOR US + 0.640%)
2.05%, 08/14/19[a,f]	7,000	7,046,536
Wells Fargo & Co.
(3 mo. LIBOR US + 0.460%)
2.20%, 04/22/19[a]	5,599	5,621,890
(3 mo. LIBOR US + 0.880%)
2.62%, 07/22/20[a]	5,000	5,083,000
(3 mo. LIBOR US + 1.340%)
2.83%, 03/04/21[a,f]	10,000	10,309,900

		631,015,359

BEVERAGES — 0.27%
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	8,149	8,158,534

		8,158,534

BIOTECHNOLOGY — 0.92%
Amgen Inc.
5.70%, 02/01/19	4,000	4,130,489
6.15%, 06/01/18[f]	4,000	4,051,069
(3 mo. LIBOR US + 0.320%)
1.73%, 05/10/19[a]	10,900	10,931,054
(3 mo. LIBOR US + 0.450%)
1.86%, 05/11/20[a,f]	8,100	8,134,381

		27,246,993

CHEMICALS — 0.20%
EI du Pont de Nemours & Co.
(3 mo. LIBOR US + 0.530%)
1.91%, 05/01/20[a]	6,015	6,061,755

		6,061,755

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value

COMPUTERS — 1.08%
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	$10,000	$10,164,772
(3 mo. LIBOR US + 1.930%)
3.63%, 10/05/18[a,f]	21,765	22,002,896

		32,167,668

DIVERSIFIED FINANCIAL SERVICES — 2.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	7,771	7,874,873
AIG Global Funding
(3 mo. LIBOR US + 0.480%)
2.17%, 07/02/20[a,b]	3,695	3,701,419
Air Lease Corp.
2.63%, 09/04/18[f]	9,021	9,040,265
American Express Credit Corp.
2.13%, 07/27/18	10,000	10,003,531
(3 mo. LIBOR US + 0.430%)
1.92%, 03/03/20 (Call 02/03/20)[a]	10,000	10,043,870
International Lease Finance Corp.
3.88%, 04/15/18	14,579	14,634,400
7.13%, 09/01/18[b]	16,350	16,797,784

		72,096,142

ELECTRIC — 1.71%
Dominion Energy Inc.
1.88%, 12/15/18[b]	10,000	9,967,764
1.88%, 01/15/19[f]	4,845	4,827,407
Duke Energy Corp.
6.25%, 06/15/18	1,000	1,015,409
Duke Energy Florida LLC
1.85%, 01/15/20	8,000	7,909,184
Duke Energy Progress LLC
(3 mo. LIBOR US + 0.180%)
1.70%, 09/08/20[a]	9,835	9,847,048
Southern Co. (The)
1.55%, 07/01/18[f]	12,425	12,401,285
Southern Power Co.
1.50%, 06/01/18[f]	4,000	3,994,189
Virginia Electric & Power Co.
5.40%, 04/30/18[f]	800	807,132

		50,769,418

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
5.25%, 10/15/18[f]	$1,000	$1,021,328

ENVIRONMENTAL CONTROL — 0.51%
Republic Services Inc.
3.80%, 05/15/18	15,000	15,077,571

FOOD — 1.58%
Conagra Brands Inc.
(3 mo. LIBOR US + 0.500%)
2.20%, 10/09/20[a]	7,000	7,010,902
Kraft Heinz Foods Co.
2.00%, 07/02/18	10,000	9,988,551
(3 mo. LIBOR US + 0.420%)
1.82%, 08/09/19[a]	12,000	12,019,543
Tyson Foods Inc.
(3 mo. LIBOR US + 0.450%)
1.93%, 05/30/19[a]	7,000	7,021,672
(3 mo. LIBOR US + 0.550%)
2.04%, 06/02/20[a]	5,475	5,511,120
Wm Wrigley Jr Co.
2.40%, 10/21/18 (Call 09/21/18)[b,f]	4,046	4,050,759
2.90%, 10/21/19 (Call 09/21/19)[b]	1,500	1,509,097

		47,111,644

GAS — 0.33%
Korea Gas Corp.
2.88%, 07/29/18[b]	4,800	4,805,399
Sempra Energy
(3 mo. LIBOR US + 0.500%)
2.21%, 01/15/21 (Call 01/14/19)[a]	5,065	5,074,260

HEALTH CARE — PRODUCTS — 0.80%
Abbott Laboratories
2.00%, 09/15/18[f]	18,478	18,454,274
Medtronic Inc.
(3 mo. LIBOR US + 0.800%)
2.39%, 03/15/20[a,f]	5,312	5,387,613

		23,841,887

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.41%
Aetna Inc.
1.70%, 06/07/18	$5,000	$4,995,052
2.20%, 03/15/19 (Call 02/15/19)	3,000	2,992,323
UnitedHealth Group Inc.
1.90%, 07/16/18[f]	4,125	4,124,668

		12,112,043

HOUSEWARES — 0.40%
Newell Brands Inc.
2.15%, 10/15/18	4,940	4,939,295
2.60%, 03/29/19	7,000	6,999,684

INSURANCE — 0.82%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	5,000	4,983,333
Metropolitan Life Global Funding I
(3 mo. LIBOR US + 0.220%)
1.83%, 09/19/19[a,b]	10,000	10,021,867
New York Life Global Funding
1.55%, 11/02/18[b]	4,750	4,730,469
Voya Financial Inc.
2.90%, 02/15/18	4,572	4,573,489

		24,309,158

LODGING — 0.33%
Marriott International Inc./MD
6.75%, 05/15/18	9,814	9,945,340

		9,945,340

MACHINERY — 0.41%
John Deere Capital Corp.
(3 mo. LIBOR US + 0.290%)
1.95%, 06/22/20[a]	6,000	6,020,063
(3 mo. LIBOR US + 0.300%)
1.86%, 03/13/20[a]	6,000	6,014,801

MANUFACTURING — 0.40%
General Electric Co.
(3 mo. LIBOR US + 0.510%)
2.23%, 01/14/19[a]	10,000	10,020,358
Siemens Financieringsmaatschappij NV
(3 mo. LIBOR US + 0.340%)
1.94%, 03/16/20[a,b]	2,000	2,007,725

		12,028,083

Security	Principal (000s)	Value
MEDIA — 0.80%
Discovery Communications LLC
(3 mo. LIBOR US + 0.710%)
2.34%, 09/20/19[a]	$20,000	$20,106,592
Sky PLC
2.63%, 09/16/19[b]	1,425	1,428,620
Time Warner Cable LLC
6.75%, 07/01/18[f]	2,153	2,192,121

		23,727,333

MINING — 0.37%
Anglo American Capital PLC
9.38%, 04/08/19[b]	10,265	11,053,044

		11,053,044

OIL & GAS — 2.85%
Apache Corp. 7.00%, 02/01/18	7,000	7,000,000
BP Capital Markets PLC 2.24%, 09/26/18	10,000	10,015,021
Chevron Corp.
(3 mo. LIBOR US + 0.210%)
1.70%, 03/03/20[a]	6,500	6,522,390
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	15,000	14,970,255
Ecopetrol SA
7.63%, 07/23/19	8,000	8,548,000
Petroleos Mexicanos 3.50%, 07/18/18[f]	10,000	10,021,000
5.75%, 03/01/18	10,000	10,044,971
Phillips 66
(3 mo. LIBOR US + 0.750%)
2.47%, 04/15/20 (Call 04/15/18)[a,b]	5,625	5,630,552
Sinopec Group Overseas Development 2014 Ltd.
2.75%, 04/10/19[g]	12,000	11,984,595

		84,736,784

PHARMACEUTICALS — 2.72%
AbbVie Inc. 1.80%, 05/14/18[f]	17,000	16,997,141
Allergan Funding SCS
2.35%, 03/12/18	20,000	20,010,290
3.00%, 03/12/20 (Call 02/12/20)[f]	3,000	3,011,793
(3 mo. LIBOR US + 1.255%)
2.80%, 03/12/20[a]	20,505	20,813,804
AstraZeneca PLC
1.75%, 11/16/18[f]	20,000	19,929,772

		80,762,800

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
PIPELINES — 0.61%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)	$2,000	$2,103,520
Enterprise Products Operating LLC
6.65%, 04/15/18	1,500	1,513,997
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	4,400	4,405,993
Spectra Energy Partners LP
(3 mo. LIBOR US + 0.700%) 2.19%, 06/05/20[a]	10,000	10,072,674

		18,096,184

REAL ESTATE INVESTMENT TRUSTS — 0.34%
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)[f]	10,000	10,001,323

		10,001,323

RETAIL — 1.48%
Alimentation Couche-Tard Inc.
(3 mo. LIBOR US + 0.500%)
2.07%, 12/13/19 (Call 12/13/18)[a,b,f]	8,600	8,604,224
CVS Health Corp.
1.90%, 07/20/18	3,000	2,998,487
2.25%, 12/05/18 (Call 11/05/18)	18,500	18,503,330
McDonald’s Corp.
2.10%, 12/07/18	14,000	13,997,625

		44,103,666

SEMICONDUCTORS — 1.39%
Intel Corp.
(3 mo. LIBOR US + 0.080%)
1.49%, 05/11/20[a]	13,700	13,717,317
Maxim Integrated Products Inc.
2.50%, 11/15/18	4,121	4,130,848
QUALCOMM Inc.
(3 mo. LIBOR US + 0.450%)
1.89%, 05/20/20[a]	8,395	8,426,316
Xilinx Inc.
2.13%, 03/15/19	15,000	14,933,406

SOFTWARE — 0.24%
Fidelity National Information Services Inc.
2.85%, 10/15/18	7,000	7,033,507

		7,033,507

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 1.74%
AT&T Inc.
5.88%, 10/01/19	$2,000	$2,108,246
(3 mo. LIBOR US + 0.650%)
2.37%, 01/15/20[a]	12,000	12,065,160
Deutsche Telekom International Finance BV
(3 mo. LIBOR US + 0.450%)
2.06%, 09/19/19[a,b]	10,000	10,020,658
(3 mo. LIBOR US + 0.580%)
2.31%, 01/17/20[a,b]	12,000	12,030,173
Verizon Communications Inc.
(3 mo. LIBOR US + 0.550%)
2.00%, 05/22/20[a]	15,440	15,527,296

		51,751,533

TRANSPORTATION — 0.45%
FedEx Corp.
8.00%, 01/15/19	1,275	1,343,007
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)[f]	4,473	4,478,458
United Parcel Service Inc.
(3 mo. LIBOR US + 0.150%)
1.56%, 04/01/21[a]	7,500	7,500,299

		13,321,764

TRUCKING & LEASING — 0.39%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[b]	4,000	3,997,946
2.88%, 07/17/18[b]	7,635	7,658,815

		11,656,761

TOTAL CORPORATE BONDS & NOTES (Cost: $1,584,435,053)		1,585,039,506
REPURCHASE AGREEMENTS — 1.01%
Mizuho Securities USA Inc., 2.52%, 02/01/18[a,h] (Purchased on 01/31/18 to be repurchased at $30,002,102, collateralized by various non-agency asset-backed securities, 0.00% to 2.52%, due 02/01/22 to 01/25/37, par and fair value of $103,368,443 and $34,500,000, respectively)	30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $30,000,000)		30,000,000

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.60%
Federal National Mortgage Association
5.00%, 01/01/20	$2,043	$2,072,726
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2
4.33%, 10/25/20[c]	1,250	1,300,598
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[c]	8,500	8,806,372
Series K032, Class A1
3.02%, 02/25/23	1,113	1,123,524
Series K037, Class A1
2.59%, 04/25/23	1,402	1,400,188
Series K715, Class A2
2.86%, 01/25/21	2,500	2,516,631
Series K721, Class A1
2.61%, 01/25/22	2,590	2,590,407
Series KP04, Class AG2 (1 mo. LIBOR US + 0.200%)
1.57%, 10/25/19[a]	27,720	27,739,071

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $47,838,332)		47,549,517

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 7.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[i,j,k]	28,381	$28,386,956
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[i,j]	201,680	201,679,794

TOTAL MONEY MARKET FUNDS
(Cost: $230,063,458)		230,066,750

TOTAL INVESTMENTS IN SECURITIES — 101.02%
(Cost: $3,005,249,368)		3,004,902,946
Other Assets, Less Liabilities — (1.02)%		(30,226,100)

NET ASSETS — 100.00%		$2,974,676,846

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Rates shown are discount rates paid at the time of purchase.
[f]	All or a portion of this security is on loan.
[g]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[h]	Maturity date represents next reset date.
[i]	Affiliate of the Fund.
[j]	Annualized 7-day yield as of period end.
[k]	All or a portion of this security was purchased with cash collateral received from loaned securities.

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,343	1,038[a]	—	28,381	$28,386,956	$15,112[b]	$17	$(364)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,185	195,495[a]	—	201,680	201,679,794	133,160	—	—

					$230,066,750	$148,272	$17	$(364)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-backed securities	$—	$942,644,676	$—	$942,644,676
Certificates of deposit	—	15,004,245	—	15,004,245
Collateralized mortgage obligations	—	137,357,427	2,335,825	139,693,252
Commercial paper	—	14,905,000	—	14,905,000
Corporate bonds & notes	—	1,585,039,506	—	1,585,039,506
Repurchase agreements	—	30,000,000	—	30,000,000
U.S. government & agency obligations	—	47,549,517	—	47,549,517
Money market funds	230,066,750	—	—	230,066,750

Total	$230,066,750	$2,772,500,371	$2,335,825	$3,004,902,946

A reconciliation of investments in which Level 3 inputs were used in determining fair value is presented when the Fund has a significant amount of Level 3 financial instruments at the beginning and/or end of the period in relation to the Fund’s net assets. Additional disclosure on Level 3 inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period.

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2018

The following table includes a rollforward for the period ended January 31, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset-Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$41,387,721	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	—	5,825
Purchases	—	2,330,000
Sales	—	—
Transfers ina	—	—
Transfers out[a]	41,387,721

Balance at end of period	$—	$2,335,825

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—	$5,825

[a]	Represents the value as of the beginning of the reporting period.

29

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2018

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 100.99%

ALABAMA — 7.40%
Bessemer Governmental Utility Services Corp. RB
5.00%, 06/01/20 (BAM)	$515	$551,215
State of Alabama Docks Department RB
Series B
5.00%, 10/01/18	500	510,400
5.00%, 10/01/19	500	524,665
Tuscaloosa City Board of Education RB
5.00%, 08/01/19	150	157,789
Tuscaloosa County Industrial Development Authority RB
Series A
1.07%, 06/01/28 (Put 02/06/18)[a,b]	2,500	2,500,000

		4,244,069
ARIZONA — 1.76%
Arizona Board of Regents COP
Series A
5.00%, 06/01/18	1,000	1,011,340

		1,011,340
ARKANSAS — 0.25%
City of Little Rock AR Water Reclamation System Revenue RB
1.15%, 12/01/18	145	144,453

		144,453
CALIFORNIA — 1.26%
Lancaster Redevelopment Agency Successor Agency RB
3.00%, 08/01/20	700	722,330

		722,330
COLORADO — 0.49%
State of Colorado Department of Transportation COP
5.00%, 06/15/19	270	282,569

		282,569
CONNECTICUT — 5.40%
State of Connecticut GO
Series A
5.00%, 04/15/20	1,200	1,276,092
Series C
1.23%, 05/15/34 (Put 02/06/18)[a]	1,820	1,820,000

		3,096,092

Security	Principal (000s)	Value
GEORGIA — 4.66%
Burke County Development Authority RB
2.20%, 10/01/32 (Put 04/02/19)[a]	$1,700	$1,702,703
City of Atlanta GA TA
5.00%, 12/01/19	365	385,794
Cobb County Development Authority RB
5.00%, 07/15/20	545	585,842

		2,674,339
ILLINOIS — 2.29%
Chicago Transit Authority RB
5.00%, 06/01/20	750	801,847
Illinois Finance Authority RB
4.00%, 09/01/18	150	151,686
4.00%, 11/15/18	100	101,834
4.00%, 09/01/19	145	149,031
Series A
5.00%, 10/01/20	100	107,877

		1,312,275
INDIANA — 0.18%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series B
4.00%, 10/01/18	100	101,657

		101,657
IOWA — 2.72%
Iowa Finance Authority RB
1.28%, 04/01/22 (Put 02/06/18)[a]	1,560	1,560,000

		1,560,000
KANSAS — 1.51%
Geary County Unified School District No. 475 GO
Series B
3.00%, 09/01/19	850	867,961

		867,961
KENTUCKY — 2.71%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18	400	400,000
Kentucky State Property & Building Commission RB
Series D
5.00%, 05/01/21	600	655,314
Tender Option Bond Trust Receipts/Certificates RB
Series 2018
1.36%, 12/01/41 (Put 12/01/27) (AGM)[a,b]	500	500,000

		1,555,314

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2018

Security	Principal (000s)	Value
LOUISIANA — 3.01%
City of Ruston LA RB
2.00%, 06/01/18 (AGM)	$185	$185,411
Louisiana Public Facilities Authority RB
1.11%, 12/01/43 (Put 02/07/18)[a]	400	400,000
1.11%, 08/01/50 (Put 02/06/18)[a]	700	700,000
5.00%, 05/15/21	400	438,372

		1,723,783
MARYLAND — 0.41%
Maryland Health & Higher Educational Facilities Authority RB
Series B
3.00%, 07/01/18	235	236,457

		236,457
MICHIGAN — 2.97%
County of Genesee MI GOL
Series B
5.00%, 02/01/19 (BAM)	100	103,310
Macomb Township Building Authority RB
3.00%, 04/01/18	500	501,345
Michigan State Housing Development Authority RB
Series D
1.05%, 06/01/30 (Put 02/07/18)[a]	1,100	1,100,000

		1,704,655
MISSISSIPPI — 0.38%
Mississippi Development Bank RB
3.00%, 11/01/19	210	214,568

		214,568
NEW JERSEY — 24.60%
Borough of Oceanport NJ GO
2.00%, 06/29/18	1,000	1,001,640
Borough of Wanaque NJ GO
2.25%, 03/30/18	1,075	1,076,712
City of North Wildwood NJ GO
2.25%, 05/09/18	1,000	1,002,050
Hasbrouck Heights Board of Education GO
2.00%, 07/13/18	1,100	1,101,430

Security	Principal (000s)	Value
New Jersey Building Authority RB
Series A
5.00%, 06/15/18	$510	$515,702
New Jersey Economic Development Authority RB
Series A
4.00%, 07/01/22	2,000	2,083,740
Series DD-1
5.00%, 12/15/18	400	410,248
Series DDD
5.00%, 06/15/19	645	668,239
Series NN
5.00%, 03/01/21	255	272,141
Series PP
5.00%, 06/15/20	1,475	1,557,880
New Jersey Educational Facilities Authority RB
Series F
4.00%, 07/01/20	255	267,266
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19	160	167,504
5.00%, 10/01/20	600	637,608
Series A
5.00%, 07/01/20	500	537,130
New Jersey Transportation Trust Fund Authority RB
Series A
5.25%, 12/15/19	530	557,539
Series A-1
5.00%, 06/15/19	495	512,835
Township of Lacey NJ GO
Series A
2.00%, 05/25/18	334	334,192
Township of Vernon NJ GO
2.00%, 09/14/18	900	901,863
Township of Winslow NJ GO
1.75%, 06/06/18	500	500,490

		14,106,209
NEW YORK — 11.12%
Amherst Development Corp. RB
Series A
1.21%, 02/01/35 (Put 02/06/18)[a]	1,610	1,610,000
City of Glens Falls NY GO
1.40%, 06/08/18 (Call 03/05/18)	1,000	999,210

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Cooperstown Central School District GO
2.00%, 06/29/18 (SAW)	$860	$861,307
New York State Dormitory Authority RB
Series K
4.00%, 10/01/18	225	228,699
Onondaga County Trust for Cultural Resources RB
4.00%, 05/01/19	400	413,364
Skaneateles Central School District/NY GO
2.25%, 07/06/18	1,263	1,267,683
Troy Capital Resource Corp. RB
5.00%, 09/01/18	975	994,753

		6,375,016
NORTH CAROLINA — 0.41%
Charlotte-Mecklenburg Hospital Authority (The) RB
5.00%, 01/15/19	225	232,355

		232,355
OHIO — 5.45%
City of Kirtland OH GOL
2.00%, 06/21/18	500	500,890
City of Willoughby OH GO
2.00%, 06/22/18	750	751,320
County of Allen OH Hospital Facilities Revenue RB
Series A
5.00%, 08/01/19	500	524,060
County of Union OH GOL
1.20%, 03/28/18 (Call 03/05/18)	1,350	1,349,892

		3,126,162
OKLAHOMA — 0.67%
Norman Regional Hospital Authority RB
4.00%, 09/01/18	380	384,891

		384,891
PENNSYLVANIA — 5.56%
Carlisle Area School District GOL
2.00%, 09/01/19	165	166,153
City of Philadelphia PA RB
Series A
2.00%, 06/29/18	1,000	1,002,850

Security	Principal (000s)	Value
Commonwealth of Pennsylvania GO
Third Series
5.38%, 07/01/18 (AGM)	$1,000	$1,017,210
Pennsylvania Economic Development Financing Authority RB
1.18%, 11/01/28 (Put 02/07/18)[a]	1,000	1,000,000

		3,186,213
SOUTH CAROLINA — 1.74%
Tender Option Bond Trust Receipts/ Certificates RB
Series 2016
1.36%, 06/01/37 (Put 12/01/23)[a,b]	1,000	1,000,000

		1,000,000
TENNESSEE — 1.09%
Jackson Energy Authority RB
5.00%, 12/01/19	350	371,178
Knox County Health Educational & Housing Facility Board RB
4.00%, 09/01/18	250	252,913

		624,091
TEXAS — 7.71%
City of Houston TX GOL
Series A
5.00%, 03/01/20	1,000	1,069,710
Harris County Cultural Education Facilities Finance Corp.
Series C-2
1.34%, 03/15/18	1,000	1,000,130
Harris County Hospital District RB
5.00%, 02/15/20	300	318,957
State of Texas RB
4.00%, 08/30/18	2,000	2,030,740

		4,419,537
WASHINGTON — 1.75%
Grant County Public Utility District No. 2 RB
2.00%, 01/01/44 (Call 09/01/20)	1,000	1,000,740

		1,000,740

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2018

Security	Principal (000s)	Value
WISCONSIN — 3.49%
Wisconsin Housing & Economic Development Authority RB
Series C
1.22%, 05/01/46 (Put 02/06/18)[a]	$2,000	$2,000,000

		2,000,000

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $58,092,186)		57,907,076
TOTAL INVESTMENTS IN SECURITIES — 100.99% (Cost: $58,092,186)		57,907,076
Other Assets, Less Liabilities — (0.99)%		(565,814)

NET ASSETS — 100.00%		$57,341,262

COP   —  Certificates of Participation

GO   —  General Obligation

GOL   —  General Obligation Limited

RB   —  Revenue Bond

SAW   —  State Aid Withholding

Insured by:

AGM   —  Assured Guaranty Municipal Corp.

BAM   —  Build America Mutual Assurance Co.

[a]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	25	—	(25)[a]	—	$—	$95	$(14)	$—

[a]	Net of purchases and sales.

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal debt obligations	$—	$57,907,076	$—	$57,907,076

Total	$—	$57,907,076	$—	$57,907,076

34

Schedule of Investments (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CERTIFICATES OF DEPOSIT — 18.28%
Bank of Montreal
(1 mo. LIBOR US + 0.240%)
1.80%, 10/25/18[a]	$500	$500,077
Bank of Montreal/Chicago IL
1.71%, 08/10/18	500	499,524
(3 mo. LIBOR US + 0.120%)
1.76%, 06/26/18[a]	1,000	999,783
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.01%, 10/17/18	1,000	999,684
Canadian Imperial Bank of Commerce
2.00%, 09/17/18	1,000	999,897
(3 mo. LIBOR US + 0.360%)
1.76%, 08/08/18[a]	1,700	1,701,132
Credit Suisse AG/New York NY
1.66%, 06/29/18	600	599,487
1.86%, 11/09/18	1,000	997,667
(1 mo. LIBOR US + 0.200%)
1.75%, 05/11/18[a]	1,000	1,000,358
DNB Bank ASA/New York
(1 mo. LIBOR US + 0.160%)
1.72%, 08/06/18[a]	1000	999,888
Natixis SA
1.81%, 11/20/18	1,000	998,143
Nordea Bank AB/New York
1.91%, 07/31/18	1,200	1,199,875
Norinchukin Bank/New York
(1 mo. LIBOR US + 0.180%)
1.74%, 02/26/18[a]	1,000	1,000,203
(1 mo. LIBOR US + 0.190%)
1.76%, 05/29/18[a]	1,500	1,500,400
(1 mo. LIBOR US + 0.200%)
1.75%, 07/10/18[a]	1,000	1,000,168
Oversea-Chinese Banking
1.42%, 02/23/18	3,000	2,999,860
Royal Bank of Canada/New York NY
(1 mo. LIBOR US + 0.210%)
1.76%, 08/09/18[a]	2,600	2,600,031
Skandinaviska Enskilda Banken AB/New York NY
(1 mo. LIBOR US + 0.160%)
1.72%, 07/23/18[a]	1,000	1,000,053
Standard Chartered Bank
(1 mo. LIBOR US + 0.200%)
1.77%, 05/01/18[a]	3,000	3,001,188

Security	Principal (000s)	Value
Standard Chartered Bank/New York
1.74%, 08/01/18	$2,000	$1,997,591
(1 mo. LIBOR US + 0.220%)
1.78%, 07/09/18[a]	1,000	999,979
Sumitomo Mitsui Trust Bank Ltd./New York
(1 mo. LIBOR US + 0.220%)
1.79%, 06/27/18[a]	500	500,021
Wells Fargo Bank N.A.
(1 mo. LIBOR US + 0.220%)
1.79%, 08/09/18[a]	500	500,076
(3 mo. LIBOR US + 0.280%)
1.67%, 02/06/18[a]	250	250,010

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $28,850,535)		28,845,095

COMMERCIAL PAPER[b] — 20.55%
ABN AMRO Funding USA LLC
1.62%, 03/02/18	3,000	2,996,025
ASB Finance Ltd.
(1 mo. LIBOR US + 0.230%)
1.79%, 09/21/18[a]	500	499,995
(1 mo. LIBOR US + 0.470%)
2.02%, 02/12/18[a]	300	300,059
Atlantic Asset Securitization LLC
1.60%, 02/12/18	675	674,664
Barclays Bank PLC
1.67%, 02/16/18	4,000	3,997,365
1.81%, 04/09/18	1,000	996,776
Bell Canada Inc.
1.93%, 03/21/18	1,400	1,396,505
BPCE SA
1.65%, 07/09/18	3,000	2,975,753
1.72%, 05/25/18	500	497,199
Canadian Imperial Bank of Commerce
(1 mo. LIBOR US + 0.240%)
1.80%, 10/16/18[a]	250	250,010
Eni Finance USA Inc.
1.63%, 02/05/18	350	349,918
Entergy Corp.
1.87%, 03/05/18	1,000	998,188
1.90%, 03/14/18	1,000	997,669
Federation Des Caisses Desjardins Du Quebec
2.14%, 12/03/18	1,000	982,507
(1 mo. LIBOR US + 0.240%)
1.80%, 10/19/18[a]	1,000	999,921

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Hyundai Capital America
1.98%, 04/03/18	$1,000	$996,702
Lam Research Corp.
1.86%, 03/27/18	1,000	997,109
Lexington Parker Capital Co. LLC
1.91%, 05/01/18	410	408,124
Nationwide Building Society
1.53%, 03/27/18	500	498,703
Ontario Teachers’ Finance Trust
1.96%, 08/24/18	1,000	988,947
Oversea-Chinese Banking Corp. Ltd.
(1 mo. LIBOR US + 0.220%)
1.78%, 10/04/18[a]	1,000	1,000,105
Sheffield Receivables Co. LLC
1.53%, 02/12/18	1,000	999,499
Suncor Energy Inc.
1.91%, 02/06/18	500	499,859
Telstra Corp. Ltd.
1.48%, 04/09/18	500	498,271
TransCanada PipeLines Ltd.
1.61%, 02/01/18	750	749,965
UBS AG/London
(1 mo. LIBOR US + 0.310%)
1.88%, 08/29/18[a]	400	400,188
(1 mo. LIBOR US + 0.340%)
1.90%, 01/07/19[a]	1,000	1,000,189
Victory Receivables Corp.
1.44%, 02/01/18	750	749,970
Walgreens Boots Alliance Inc.
2.06%, 05/07/18	1,500	1,491,968
Walgreens Boots Alliance Inc.
2.12%, 05/21/18	1,000	993,736
2.13%, 05/14/18	500	497,097
White Plains Capital
1.76%, 03/13/18[c]	750	748,404
TOTAL COMMERCIAL PAPER

(Cost: $32,434,338)		32,431,390

CORPORATE BONDS & NOTES — 57.18%

AEROSPACE & DEFENSE — 1.63%
Lockheed Martin Corp.
4.25%, 11/15/19	2,000	2,064,743
United Technologies Corp.
(3 mo. LIBOR US + 0.350%)
1.73%, 11/01/19[a]	500	501,854

		2,566,597

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 3.59%
American Honda Finance Corp.
2.00%, 11/13/19	$500	$496,793
Daimler Finance North America LLC
2.00%, 08/03/18[c]	1,000	999,760
(3 mo. LIBOR US + 0.620%)
2.39%, 10/30/19[a,c]	250	251,641
Hyundai Capital America
2.00%, 03/19/18[c]	300	299,852
Nissan Motor Acceptance Corp.
(3 mo. LIBOR US + 0.390%)
2.08%, 09/28/20[a,c]	750	751,398
(3 mo. LIBOR US + 0.800%)
2.50%, 04/06/18[a,c]	300	300,332
(3 mo. LIBOR US + 1.010%)
2.53%, 03/08/19[a,c]	250	252,130
PACCAR Financial Corp.
2.05%, 11/13/20	580	572,890
Toyota Motor Credit Corp.
2.20%, 01/10/20	1,500	1,495,355
(3 mo. LIBOR US + 0.380%)
2.08%, 04/06/18[a]	250	250,170

		5,670,321
BANKS — 31.96%
ANZ New Zealand Int’l Ltd./London
2.25%, 02/01/19[c]	1,500	1,497,223
2.75%, 01/22/21[c]	2,000	1,992,065
Australia & New Zealand Banking Group Ltd.
(3 mo. LIBOR US + 0.320%)
1.72%, 11/09/20[a,c]	1,000	1,001,898
Bank of America N.A.
2.05%, 12/07/18	545	544,643
Bank of Montreal
(3 mo. LIBOR US + 0.600%)
2.15%, 12/12/19[a]	510	513,168
Bank of Montreal/Chicago IL
(1 mo. LIBOR US + 0.300%)
1.86%, 06/13/19[a]	500	500,000
Bank of Nova Scotia (The)
(3 mo. LIBOR US + 0.290%)
1.99%, 01/08/21[a]	1,000	1,000,844
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
(3 mo. LIBOR US + 0.450%)
1.99%, 09/09/19[a]	800	800,624

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Barclays PLC 2.00%, 03/16/18	$2,000	$1,999,996
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
2.40%, 12/12/18	1,968	1,971,768
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	1,100	1,091,500
Citigroup Inc.
1.70%, 04/27/18	1,550	1,549,304
(3 mo. LIBOR US + 0.860%)
2.38%, 12/07/18[a]	400	401,915
Commonwealth Bank of Australia
(3 mo. LIBOR US + 0.350%)
1.74%, 08/03/18[a,c]	1,200	1,201,313
(3 mo. LIBOR US + 0.400%)
1.95%, 03/12/18[a,c]	300	300,082
(3 mo. LIBOR US + 0.450%)
1.99%, 03/10/20[a,c]	1,615	1,620,600
Fifth Third Bank/Cincinnati OH
(3 mo. LIBOR US + 0.250%)
2.02%, 10/30/20 (Call 09/30/20)[a]	1,000	1,000,553
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18	1,000	1,003,993
HSBC USA Inc.
(3 mo. LIBOR US + 0.880%)
2.56%, 09/24/18[a]	2,000	2,009,420
JPMorgan Chase & Co.
(3 mo. LIBOR US + 0.550%)
2.30%, 04/25/18[a]	400	400,395
Series H
1.70%, 03/01/18 (Call 02/01/18)	2,500	2,500,000
JPMorgan Chase Bank N.A.
(3 mo. LIBOR US + 0.450%)
2.09%, 09/21/18 (Call 08/21/18)[a]	250	250,491
Lloyds Bank PLC
2.70%, 08/17/20	1,000	999,253
Mizuho Bank Ltd.
(3 mo. LIBOR US + 0.640%)
2.32%, 03/26/18[a,c]	1,000	1,000,798
Mizuho Bank Ltd./NY
(3 mo. LIBOR US + 0.400%)
2.15%, 10/25/19[a]	3,000	2,997,204
(3 mo. LIBOR US + 0.540%)
2.03%, 09/04/18[a]	1,500	1,502,272

Security	Principal (000s)	Value
Morgan Stanley
2.13%, 04/25/18	$1,000	$1,000,490
National Australia Bank Ltd.
(3 mo. LIBOR US + 0.350%)
2.06%, 01/12/21[a,c]	2,000	1,999,898
National Australia Bank Ltd./New York
(3 mo. LIBOR US + 0.190%)
1.76%, 03/14/19[a]	750	749,405
Royal Bank of Canada
2.00%, 12/10/18	390	389,952
Santander UK PLC
2.00%, 08/24/18	700	699,101
2.13%, 11/03/20	965	950,696
(3 mo. LIBOR US + 0.300%)
1.69%, 11/03/20[a]	500	499,595
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	500	498,561
(3 mo. LIBOR US + 0.350%)
2.06%, 01/17/20[a]	1,000	1,001,016
Sumitomo Mitsui Banking Corp./New York
(3 mo. LIBOR US + 0.450%)
1.99%, 09/09/19[a]	800	800,874
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 03/06/19[c]	1,635	1,627,847
Suncorp-Metway Ltd.
2.38%, 11/09/20[c]	1,250	1,235,802
Svenska Handelsbanken AB
(3 mo. LIBOR US + 0.360%)
1.88%, 09/08/20[a]	745	748,151
Toronto-Dominion Bank (The)
1.45%, 09/06/18	1,000	996,471
UBS AG/Stamford CT
1.80%, 03/26/18	325	325,020
Wells Fargo Bank N.A.
(3 mo. LIBOR US + 0.310%)
2.05%, 01/15/21[a]	2,000	2,004,000
Westpac Banking Corp.
(3 mo. LIBOR US + 0.430%)
1.94%, 03/06/20[a]	3,000	3,010,959
(3 mo. LIBOR US + 0.710%)
2.12%, 05/13/19[a]	250	251,552

		50,440,712

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2018

Security	Principal (000s)	Value
BEVERAGES — 1.27%
PepsiCo Inc.
1.72%, 10/15/18	$2,000	$1,999,755

		1,999,755
BIOTECHNOLOGY — 0.63%
Gilead Sciences Inc.
(3 mo. LIBOR US + 0.170%)
1.80%, 09/20/18[a]	1,000	1,000,864

		1,000,864
COMPUTERS — 2.05%
Apple Inc.
1.80%, 11/13/19	1,500	1,487,356
(3 mo. LIBOR US + 0.200%)
1.59%, 02/07/20[a]	500	501,232
(3 mo. LIBOR US + 0.250%)
1.64%, 05/03/18[a]	250	250,155
IBM Credit LLC
(3 mo. LIBOR US + 0.150%)
1.66%, 09/06/19[a]	1,000	1,001,723

		3,240,466
DIVERSIFIED FINANCIAL SERVICES — 2.55%
AIG Global Funding
1.95%, 10/18/19[c]	555	548,685
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	460	459,214
(3 mo. LIBOR US + 0.430%)
1.92%, 03/03/20 (Call 02/03/20)[a]	3,000	3,013,161

		4,021,060
ELECTRIC — 0.32%
Electricite de France SA
2.15%, 01/22/19[c]	500	499,051

		499,051
ELECTRONICS — 0.67%
Honeywell International Inc.
1.80%, 10/30/19	310	307,307
(3 mo. LIBOR US + 0.040%)
1.81%, 10/30/19[a]	750	750,112

		1,057,419
HEALTH CARE — SERVICES — 0.82%
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[c]	1,300	1,297,740

		1,297,740

Security	Principal (000s)	Value
INSURANCE — 0.68%
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	$115	$114,984
(3 mo. LIBOR US + 0.550%)
2.07%, 03/07/18[a]	100	100,043
Metropolitan Life Global Funding I
1.75%, 09/19/19[c]	860	850,445

		1,065,472
INTERNET — 1.11%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,750	1,746,354

		1,746,354
MACHINERY — 1.63%
Caterpillar Financial Services Corp.
1.50%, 02/23/18	500	499,851
1.80%, 11/13/18	600	598,807
(3 mo. LIBOR US + 0.700%)
2.16%, 02/23/18[a]	300	300,099
John Deere Capital Corp.
(3 mo. LIBOR US + 0.120%)
1.82%, 07/05/19[a]	1,170	1,170,465

		2,569,222
MANUFACTURING — 1.91%
Siemens Financieringsmaatschappij NV
(3 mo. LIBOR US + 0.340%)
1.94%, 03/16/20[a,c]	3,000	3,011,588

		3,011,588
OIL & GAS — 2.76%
Chevron Corp.
(3 mo. LIBOR US + 0.090%)
1.56%, 02/28/19[a]	2,000	2,001,562
(3 mo. LIBOR US + 0.210%)
1.70%, 03/03/20[a]	2,000	2,006,889
Exxon Mobil Corp.
(3 mo. LIBOR US + 0.600%)
2.07%, 02/28/18[a]	350	350,118

		4,358,569
PIPELINES — 1.58%
Enterprise Products Operating LLC
1.65%, 05/07/18	1,000	999,332
TransCanada PipeLines Ltd.
(3 mo. LIBOR US + 0.275%)
1.69%, 11/15/19[a]	1,500	1,500,654

		2,499,986

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2018

Security	Principal (000s)	Value
RETAIL — 1.09%
CVS Health Corp.
1.90%, 07/20/18	$390	$389,803
Home Depot Inc. (The)
(3 mo. LIBOR US + 0.150%)
1.65%, 06/05/20[a]	1,220	1,222,738
Lowe’s Companies Inc.
(3 mo. LIBOR US + 0.600%)
2.17%, 09/14/18[a]	100	100,347

		1,712,888
SEMICONDUCTORS — 0.93%
QUALCOMM Inc.
1.40%, 05/18/18	500	499,461
(3 mo. LIBOR US + 0.360%)
1.80%, 05/20/19[a]	970	973,296

		1,472,757

TOTAL CORPORATE BONDS & NOTES
(Cost: $90,277,448)		90,230,821

REPURCHASE AGREEMENTS — 4.28%
Citigroup Global Markets Inc., 2.28%, 02/01/18[a,d] (Purchased on 01/31/18 to be repurchased at $2,500,158, collateralized by non-agency mortgage-backed security, 4.95%, due 05/12/49, par and fair value of $2,727,015 and $2,875,001, respectively)	2,500	2,500,000
Credit Suisse Securities (USA) LLC, 2.03%, 02/01/18[a,d] (Purchased on 01/31/18 to be repurchased at $2,000,113, collateralized by non-agency asset-backed security, 1.82%, due 08/17/18, par and fair value of $2,040,000 and $2,041,704, respectively)	2,000	2,000,000
Deutsche Bank Securities Inc., 2.05%, 02/01/18[a,d] (Purchased on 01/31/18 to be repurchased at $2,250,128, collateralized by various non-agency mortgage-backed securities, 3.60% to 4.73%, due 10/25/23 to 02/12/49, par and fair value of $2,588,944 and $2,587,500, respectively)	2,250	2,250,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,750,000)		6,750,000

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury,
SL Agency Shares 1.28%[e,f]	139	$138,528

TOTAL MONEY MARKET FUNDS
(Cost: $138,528)		138,528

TOTAL INVESTMENTS IN SECURITIES — 100.38% (Cost: $158,450,849)		158,395,834
Other Assets, Less Liabilities — (0.38)%		(596,650)

NET ASSETS — 100.00%		$157,799,184

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	Rates shown are discount rates paid at the time of purchase.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Maturity date represents next reset date.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	319	—	(180)[a]	139	$138,528	$1,730	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of deposit	$—	$28,845,095	$—	$28,845,095
Commercial paper	—	32,431,390	—	32,431,390
Corporate bonds & notes	—	90,230,821	—	90,230,821
Repurchase agreements	—	6,750,000	—	6,750,000
Money market funds	138,528	—	—	138,528

Total	$138,528	$158,257,306	$—	$158,395,834

40

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2018